Document and Entity Information	May 28, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2021
Entity Registrant Name	ACRES Commercial Realty Corp.
Entity Central Index Key	0001332551
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	MD
Entity File Number	1-32733
Entity Tax Identification Number	20-2287134
Entity Address, Address Line One	865 Merrick Avenue
Entity Address, Address Line Two	Suite 200 S
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	516
Local Phone Number	535-0015
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ACR
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	ACRPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.875% Series D Cumulative Redeemable Preferred Stock
Trading Symbol	ACRPrD
Security Exchange Name	NYSE